Unique Loan ID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	JCIII Additional Comments
400003	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $990.57 which exceeds the $35 for refinances. TIL itemization did not disclosed origination fee of $2608 and closing fee of $750 while the HUD discloses orignation fee of $3258 and closing fee of $1200.
					2/18/2014	2/26/2014	HUD/TIL/Itemization		YES	Diagnosis comment was updated did not send correct cure document.
400004	Compliance	HUD-1 Missing		NO	3/17/2014
400004	Compliance	TIL Missing		NO	3/17/2014
400007	Compliance	HUD-1 Incomplete	HUD incomplete due to not being signed by the borrower.	NO	3/17/2014
400010	Compliance	HUD-1 Missing		NO	3/20/2014
400010	Compliance	TIL Missing		NO	3/20/2014
400015	Compliance	HUD-1 Missing		NO	11/14/2013
400015	Compliance	TIL Missing		NO	11/14/2013
400023	Compliance	HUD-1 Missing		NO	11/17/2015
400023	Compliance	ROR Missing			11/17/2015
400023	Compliance	TIL Missing		NO	11/17/2015